Non-interest revenue - Summary of Disaggregation of Revenue from Business Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 356,569.1	$ 3,800.2	₨ 324,086.5	₨ 280,965.9
Retail Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	275,977.0	2,941.3	254,120.5	229,890.7
Wholesale Banking
Disaggregation of Revenue [Line Items]
Fees and commissions	35,148.4	374.6	30,699.5	27,844.8
Treasury Services
Disaggregation of Revenue [Line Items]
Fees and commissions	149.7	1.6	159.7	414.9
Others
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 45,294.0	$ 482.7	₨ 39,106.8	₨ 22,815.5